Other non-current assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets	Other non-current assets
Other non-current assets comprise:

(€ million)	2024	2023	2022
Equity instruments at fair value through other comprehensive income (D.7.1.)	1,559	1,088	936
Debt instruments at fair value through other comprehensive income (D.7.2.)	357	346	329
Other financial assets at fair value through profit or loss (D.7.3.)	1,027	808	823
Pre-funded pension obligations (Note D.19.1.)	156	271	269
Long-term prepaid expenses	152	114	286
Long-term loans and advances and other non-current receivables(a)	502	591	452
Derivative financial instruments (Note D.20.)	—	—	—
Total	3,753	3,218	3,095
(a)As of December 31, 2024, this line includes:
–Loan of €149 million to the BioAtrium joint venture which matures on December 1, 2031, of which €156 million was recognized in "Other current assets" as of December 31, 2022;
–a receivable under a sub-lease amounting to €116 million (€181 million before discounting), versus €132 million (or €195 million before discounting) as of December 31, 2023.
D.7.1. Equity instruments at fair value through other comprehensive income
Quoted equity instruments
The line “Equity instruments at fair value through other comprehensive income” includes equity investments quoted in an active market with a carrying amount of €467 million as of December 31, 2024, €470 million as of December 31, 2023 and €387 million as of December 31, 2022.
The movement in quoted equity investments included in the “Equity instruments at fair value through other comprehensive income” category in the year ended December 31, 2024 was mainly due to Sanofi taking a non-controlling equity interest in
Novavax in May 2024.
The main changes during previous years in quoted equity investments included in the “Equity instruments at fair value through other comprehensive income” category are described below:
•In 2023: there were no material movements in quoted equity investments during the year ended December 31, 2023.
•In 2022:
–the sale in June 2022 of the residual equity interest in Regeneron (see Note C.1.) for $174 million, the entire loss on which was recorded within Other comprehensive income, and
–the acquisition of an equity interest in Innovent Biologics, in connection with a strategic collaboration agreement to intensify development in oncology medicines signed in August 2022, which had a fair value of €250 million as of that date and €228 million as of December 31, 2022.
A 10% decline in stock prices of the quoted equity investments included within “Equity instruments at fair value through other comprehensive income” would have had a pre-tax impact of €47 million on Other comprehensive income as of December 31, 2024.
Unquoted equity instruments
The line item “Equity instruments at fair value through other comprehensive income” also includes equity investments not quoted in an active market with a carrying amount of €1,092 million as of December 31, 2024, €618 million as of December 31, 2023 and €549 million as of December 31, 2022.
The change in unquoted equity investments included in the “Equity instruments at fair value through other comprehensive income” category during the year ended December 31, 2024 was mainly due to an investment in EUROAPI in the form of a perpetual subordinated hybrid bond of which the value at inception date was €200 million and the value as of December 31,
2024 is €189 million, and various equity stakes acquired through the Sanofi Ventures fund.
In addition, commitments relating to equity investments classified in this asset category amounted to €360 million as of
December 31, 2024 (versus €65 million as of December 31, 2023). The figure as of December 31, 2024 includes €300 million relating to an equity interest of approximately 16% in Orano Med, a new entity valued at €1.9 billion focused on the discovery, design, and clinical development of next-generation radioligand therapies (RLTs) based on lead-212 (212Pb) alpha-emitting isotopes.
D.7.2. Debt instruments at fair value through other comprehensive income
The “Debt instruments at fair value through other comprehensive income” category includes quoted euro-denominated senior bonds amounting to €357 million as of December 31, 2024, including €110 million of securities obtained in exchange for financial assets held to meet obligations to employees under post-employment benefit plans.
Sanofi held €346 million of quoted senior bonds as of December 31, 2023 and €329 million as of December 31, 2022.
As regards debt instruments held to meet obligations to employees under post-employment benefit plans, an increase of 10 basis points in market interest rates as of December 31, 2024 would have had a pre-tax impact of €1 million on Other comprehensive income.
As regards other quoted debt instruments, an increase of 10 basis points in market interest rates as of December 31, 2024 would have had a pre-tax impact of €1 million on Other comprehensive income.
Other comprehensive income recognized in respect of “Equity instruments at fair value through other comprehensive income”
and “Debt instruments at fair value through other comprehensive income” represented unrealized after-tax gains of €342 million for the year ended December 31, 2024, versus unrealized after-tax gains of €349 million for the year ended December 31, 2023 and of €256 million for the year ended December 31, 2022.
An analysis of the change in gains and losses recognized in Other comprehensive income, and of items reclassified to profit or loss, is presented in Note D.15.7.
D.7.3. Other financial assets at fair value through profit or loss
The “Other financial assets at fair value through profit or loss” category mainly includes:
•a portfolio of financial investments (amounting to €688 million as of December 31, 2024) held to fund a deferred compensation plan provided to certain employees (versus €572 million as of December 31, 2023 and €512 million as of December 31, 2022);
•unquoted securities not meeting the definition of equity instruments amounting to €165 million as of December 31, 2024
(versus €132 million as of December 31, 2023 and €115 million as of December 31, 2022). In addition, commitments relating to unquoted securities classified in this asset category amount to €168 million as of December 31, 2024 (compared to €159 million as of December 31, 2023).
•contingent consideration receivable by Sanofi following the sale of Enjaymo (see note D.1) based on the probability of achieving certain levels of future sales, and discounted. If the discount rate were to increase by one percentage point, the fair value of the contingent consideration would decrease by approximately 7%. Changes in the fair value of this contingent consideration are recognized within the income statement line item Fair value remeasurement of contingent consideration
(see note B.18.). As of December 31, 2024, the contingent consideration amounted to €104 million, recorded entirely as a non-
current asset; and
•up to December 31, 2023, contingent consideration receivable by Sanofi following the dissolution of the Sanofi Pasteur MSD
(SPMSD) joint venture, based on a percentage of MSD’s future sales during the 2017-2024 period of specified products previously distributed by SPMSD (see Note D.12.).
Changes in the fair value of this contingent consideration are recognized in the income statement within the line item Fair value remeasurement of contingent consideration (see Note B.18.). As of December 31, 2024, the contingent consideration asset amounted to €113 million (entirely recognized as a current asset), versus €214 million (non-current portion: €104 million)
as of December 31, 2023 and €303 million (non current portion: €196 million) as of December 31, 2022